Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2024
Financial instruments [Abstract]
Marketable Securities
As at March 31, 2024, the Company held the following marketable securities:

Financial asset hierarchy level	Level 1	Level 1	Level 1
	Radient	CTT Pharmaceutical Holdings	High Tide	Total
Subsequent remeasurement policy	FVTOCI	FVTOCI	FVTPL
	Note 6(a)		Note 6(b)
	$	$	$	$
Balance, June 30, 2022	1,128	203	—	1,331
Disposals	—	(126)	—	(126)
Realized loss on changes in fair value	—	(77)	—	(77)
Unrealized loss on changes in fair value	(1,128)	—	—	(1,128)
Balance, March 31, 2023	—	—	—	—
Additions	—	—	5,025	5,025
Disposals	—	—	(2,179)	(2,179)
Unrealized gain on changes in fair value	—	—	1,190	1,190
Balance, March 31, 2024	—	—	4,036	4,036